Note 6 - Intangible Asset (Details Textual) - CAD ($)								12 Months Ended
	Dec. 13, 2021	Dec. 31, 2019	Dec. 27, 2019	Oct. 28, 2019	Jun. 13, 2019	Dec. 14, 2018	Dec. 13, 2018	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Purchase of intangible assets								$ (0)	$ 500,000
Brown [member]
Statement Line Items [Line Items]
Purchase of intangible assets		$ 250,000		$ 250,000	$ 250,000	$ 250,000	$ 50,000
Number of common shares issued for intangible assets (in shares)		500,000	500,000				500,000
Brown [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of intangible assets	$ 500,000
Number of common shares issued for intangible assets (in shares)	500,000